UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23122

American Funds Emerging Markets Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Brian C. Janssen

American Funds Emerging Markets Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Emerging Markets Bond Fund®

Semi-annual report for the six months ended June 30, 2019

Find compelling
opportunities in
emerging markets
bonds with a flexible
approach.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Emerging Markets Bond Fund seeks to provide a high level of total return over the long term, of which current income is a large component.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2019:

	Cumulative total return	Average annual total return
Class A shares	1 year	Lifetime (since 4/22/16)

Reflecting 3.75% maximum sales charge	7.24%	4.91%

The fund’s gross expense ratio for Class A shares is 1.06%, and the net expense ratio is 1.01% as of the prospectus dated March 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. The reimbursement will be in effect through at least March 1, 2020. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s most recent prospectus for details.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States involves additional risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Emerging markets bonds rallied in the first six months of American Funds Emerging Markets Bond Fund’s fiscal year. Investors appeared to focus on the more dovish tone struck by central banks in the U.S., eurozone and Japan, putting concerns around slowing global growth and U.S./China trade tensions to one side.

Over the six-month period ended June 30, 2019, the fund recorded a total return of 10.20%. The fund paid a dividend at each month-end during the period for a total of 32 cents a share. Fund investors who reinvested their dividends earned an income return of 3.47%. For those taking their dividends in cash, the figure was 3.42%.

By way of comparison, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified* rose 11.31% over the same period. This index measures broad returns across U.S. dollar-denominated emerging markets bonds.

The fund portfolio’s six-month result lagged this index, as local currency bonds generally did not fare as well as U.S. dollar-denominated bonds. That said, our selectivity in regard to particular bonds and countries — such as Mexico and India —helped returns.

Exposure to the Russian ruble, Mexican peso and Egyptian pound were also significant positive factors. Currency positioning is managed by emphasizing bonds

Results at a glance

For periods ended June 30, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	Lifetime (since 4/22/16)

American Funds Emerging Markets Bond Fund (Class A shares)	10.20%	11.39%	5.70%	6.18%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified*	11.31	12.45	5.47	6.27
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified*	8.72	8.99	4.24	4.59
Lipper Emerging Markets Hard Currency Debt Funds Average†	10.06	10.10	4.99	5.64

*	The index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

American Funds Emerging Markets Bond Fund	1

issued in particular currencies, as well as through the use of derivatives such as currency forward contracts.

Market overview

Prospects for rate cuts and other accommodative monetary policies — particularly in the U.S. — helped fuel a global bond rally in the first half of 2019. Emerging markets have fared especially well — rebounding strongly after a disappointing 2018.

For the six-month period ended June 30, 2019, the local-currency index, the J.P. Morgan Government Bond Index–Emerging Markets (GBI-EM) Global Diversified*, rose 8.72% in U.S. dollar terms. A 50%/50% blend of this local currency index and its counterpart for U.S. dollar-denominated bonds, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified, gained 10.03%.

Brazilian local-currency and dollar-denominated bonds climbed 9.9% and 10.8%, respectively, in dollar terms. There’s renewed optimism that President Jair Bolsonaro will overhaul Brazil’s pension system, a key element of his pro-market agenda. Pension reform is needed to shore up fiscal finances and pave the way for economic growth.

In Russia, local currency bonds rose 20.7% in dollar terms, helped by the ruble’s 10.0% advance against the U.S. dollar. Russian dollar-denominated bonds gained 11.4%.

Markets in India and Turkey both saw post-election rallies. Indian bonds notched solid gains as Prime Minister Narendra Modi won a decisive re-election in May. And in Turkey, bonds rebounded in the second quarter. Sentiment improved with opposition party wins in Ankara, the capital, and in Istanbul, the largest city.

Markets have lacked confidence in policies advocated by President Recep Tayyip Erdoğan. Despite the recent rally, Turkish local currency bonds declined 1.2% in the six months ended June 30, while the lira weakened 8.0% against the dollar.

Inside the portfolio

Of the 50 countries represented in the portfolio, Mexico, Brazil, South Africa, Russia, Indonesia and Turkey were among larger holdings as of June 30.

In the preceding six months we uncovered diverse opportunities, leading to new investments in Ukraine and Greece. We also initiated investments in Chinese local currency bonds, which offered good relative value amid the broader bond market rally.

Investments in European government bonds increased over the six-month period, particularly in Russia. Recent improvements in Russia’s fiscal situation and indications that inflation may be close to its peak could act as tailwinds to the local market.

Exposure to Mexico — one of the fund portfolio’s larger holdings — was trimmed. Elsewhere in Latin America, investments in local currency bonds from Colombia and the Dominican Republic increased. In Colombia, President Iván Duque Márquez has

2	American Funds Emerging Markets Bond Fund

struggled to implement his pro-business, small government agenda, and growth could slow. That said, with inflation pressures appearing relatively contained, there’s potential for marginal yield compression. And, in the Dominican Republic, after-inflation yields look attractive — even if inflation moves meaningfully higher.

Holdings in dollar-denominated and local currency government bonds from Turkey — another significant portfolio exposure — were also trimmed. President Erdoğan’s decision to sack the central bank governor in July was the latest knock to Turkey’s policy credibility.

Looking ahead

More accommodative monetary policies — particularly in the U.S. — are unambiguously positive for emerging markets bonds. We therefore remain cautiously optimistic in our outlook — even amid weaker growth trends in developed markets and slowing economic activity China.

The work of our investment analysts indicates that valuations and fundamentals remain reasonably supportive. That said, careful assessment of idiosyncratic risks remains critically important given the disparity in growth rates, debt levels and appropriate policy alignment that exists across emerging nations. We’re also keeping a close eye on heightened geopolitical risk and trade tensions.

Following an unexpectedly strong rally, it’s only sensible to expect potential returns in U.S. dollar terms to moderate in the near term. In the next six months, we would also not be surprised to see greater differentiation as fundamentals reassert themselves.

Finally, we’d like to take this opportunity to mention an addition to the fund’s portfolio manager lineup. Luis Freitas De Oliveira, who has over three decades of investment experience (mostly at Capital Group, home of American Funds), is based in Geneva.

We thank you for making this fund part of your portfolio. We look forward to reporting to you again in six months’ time.

Cordially,

Robert H. Neithart

President

August 14, 2019

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2019, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 5.51%.

American Funds Emerging Markets Bond Fund	3

Summary investment portfolio June 30, 2019	unaudited

Investment mix by security type	Percent of net assets

Portfolio quality summary*	Percent of net assets
AA/Aa	1.69%
A/A	16.82
BBB/Baa	33.63
Below investment grade	41.31
Short-term securities & other assets less liabilities	6.55

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 93.45%	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 86.22%
Argentine Republic 6.875% 2021		$6,900	$6,075
Argentine Republic 7.50% 2026		11,300	9,537
Argentine Republic 7.82% 2033[1]		€1,238	1,176
Argentine Republic 2.25%–68.47% 2020–2022[2,3]	ARS	237,768	4,416
Argentine Republic 0%–6.88% 2022–2048[1]		$9,764	7,047
Argentine Republic Inflation-Protected Security 5.83% 2033[2]	ARS	30,612	613
Banque Centrale de Tunisie 6.75% 2023		€4,180	4,894
Brazil (Federative Republic of) 10.00% 2023	BRL	18,999	5,444
Brazil (Federative Republic of) 10.00% 2025		104,648	30,808
Brazil (Federative Republic of) 10.00% 2027		22,000	6,581
Brazil (Federative Republic of) 6.00%–10.00% 2029–2055[2]		12,951	4,341
China Development Bank Corp., Series 1814, 4.15% 2025	CNY	34,800	5,196
Colombia (Republic of) 3.875% 2027		$800	835
Colombia (Republic of), Series B, 6.25% 2025	COP	37,321,400	12,074
Colombia (Republic of), Series B, 7.50% 2026		15,462,800	5,339
Colombia (Republic of), Series B, 6.00% 2028		21,410,000	6,696
Colombia (Republic of) 3.50%–7.75% 2021–2030[2]		4,505,523	1,542
Cote d’Ivoire (Republic of) 5.25% 2030		€4,400	4,902
Dominican Republic 9.75% 2026	DOP	281,750	5,669
Dominican Republic 10.38%–11.38% 2023–2029		200,900	4,281

4	American Funds Emerging Markets Bond Fund

	Principal amount		Value
	(000)		(000)
Dominican Republic 5.50%–7.45% 2025–2049[4]		$17,918	$19,608
Egypt (Arab Republic of) 5.58%–8.50% 2022–2047[4]		11,750	12,131
Egypt (Arab Republic of) 14.80%–17.20% 2023–2027	EGP	76,000	4,545
Egypt (Arab Republic of) 4.75%–5.63% 2026–2030		€3,365	3,810
Greece (Hellenic Republic of) 3.45% 2024		4,590	5,740
Greece (Hellenic Republic of) 3.75% 2028		6,100	7,713
Greece (Hellenic Republic of) 3.38%–3.88% 2025–2029		5,410	6,813
Honduras (Republic of) 6.25% 2027[4]		$2,975	3,209
Honduras (Republic of) 6.25% 2027		6,900	7,443
India (Republic of) 8.24% 2027	INR	447,100	6,937
India (Republic of) 6.84%–7.68% 2022–2030		1,070,450	15,931
Indonesia (Republic of), Series 59, 7.00% 2027	IDR	89,289,000	6,187
Indonesia (Republic of), Series 64, 6.125% 2028		206,529,000	13,477
Indonesia (Republic of), Series 65, 6.625% 2033		190,830,000	12,318
Indonesia (Republic of) 8.13%–9.00% 2024–2036		223,980,000	17,002
Iraq (Republic of) 6.752% 2023[4]		$5,505	5,668
Jordan (Hashemite Kingdom of) 5.75% 2027[4]		4,800	4,873
Kenya (Republic of) 6.875% 2024		4,725	5,040
Kenya (Republic of) 7.25%–8.25% 2028–2048[4]		5,485	5,716
Malaysia (Federation of) 3.89%–4.79% 2024–2035	MYR	37,355	9,270
Nigeria (Republic of) 6.50%–9.25% 2021–2049[4]		$9,600	10,097
Nigeria (Republic of) 12.40%–16.39% 2022–2036	NGN	1,542,300	4,372
Panama (Republic of) 3.75% 2026[4]		$5,585	5,786
Panama (Republic of) 4.50% 2047–2050		2,920	3,296
Peru (Republic of) 5.40% 2034	PEN	17,289	5,369
Peru (Republic of) 5.70%–6.35% 2024–2032		16,735	5,596
Peru (Republic of) 4.13%–8.75% 2027–2033		$2,785	3,517
Poland (Republic of) 4.00% 2024		2,800	3,018
Poland (Republic of), Series 0420, 1.50% 2020	PLN	38,814	10,421
Poland (Republic of), Series 0922, 5.75% 2022		6,200	1,867
Poland (Republic of), Series 0726, 2.50% 2026		23,777	6,488
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]		$350	414
Qatar (State of) 2.38%–5.10% 2021–2048[4]		9,710	10,661
Romania 4.625% 2049		€4,100	5,647
Romania 3.50%–4.75% 2022–2025	RON	10,560	2,520
Romania 2.38%–3.50% 2027–2038		€6,215	7,733
Russian Federation 7.50% 2021	RUB	393,000	6,273
Russian Federation 7.00% 2023		1,142,990	17,983
Russian Federation 8.15% 2027		779,690	12,980
Russian Federation 4.375% 2029[4]		$7,800	8,098
Russian Federation 8.50% 2031	RUB	501,366	8,661
Russian Federation 5.25% 2047		$6,400	7,082
Russian Federation 4.38%–5.10% 2026–2035[4]		2,000	2,145
Russian Federation 7.25%–7.70% 2033–2034	RUB	293,840	4,610
Senegal (Republic of) 4.75% 2028		€6,040	6,907
Senegal (Republic of) 6.25%–8.75% 2021–2024		$2,339	2,529
South Africa (Republic of) 4.665% 2024		1,500	1,572
South Africa (Republic of) 8.25%–8.50% 2032–2037	ZAR	91,500	5,995
South Africa (Republic of), Series R-186, 10.50% 2026		113,770	9,136
South Africa (Republic of), Series R-214, 6.50% 2041		170,395	8,659
South Africa (Republic of), Series R-2048, 8.75% 2048		317,360	20,319
Sri Lanka (Democratic Socialist Republic of) 6.13%–7.85% 2021–2029[4]		$16,990	16,636

American Funds Emerging Markets Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Thailand (Kingdom of) 2.125% 2026	THB	239,550	$7,888
Thailand (Kingdom of) 2.875% 2028		160,000	5,554
Thailand (Kingdom of) 3.40% 2036		210,980	7,851
Thailand (Kingdom of) 1.88%–3.30% 2022–2038		157,500	5,558
Turkey (Republic of) 10.70% 2021	TRY	71,200	10,968
Turkey (Republic of) 5.75% 2047		$6,135	5,158
Turkey (Republic of) 2.00%–12.20% 2020–2026[2]	TRY	74,369	11,202
Turkey (Republic of) 4.25%–7.63% 2023–2043		$16,245	15,277
Ukraine Government 6.75% 2026		€3,448	4,163
Ukraine Government 7.75%–8.99% 2021–2024		$6,470	6,895
United Mexican States 4.00%–10.00% 2022–2046[2]	MXN	352,361	18,873
United Mexican States 4.15%–5.75% 2027–2110		$1,978	2,119
United Mexican States, Series M, 5.75% 2026	MXN	185,800	8,811
United Mexican States, Series M20, 8.50% 2029		231,000	12,808
Other securities			78,606
			729,015

Corporate bonds & notes 7.23%
Energy 2.85%
Petrobras Global Finance Co. 7.25%–8.75% 2026–2044		$4,196	5,046
Petróleos Mexicanos 7.19% 2024	MXN	93,770	4,081
Petróleos Mexicanos 7.47% 2026		177,870	7,368
Petróleos Mexicanos 6.35%–6.88% 2026–2048		$4,211	4,011
Other securities			3,544
			24,050

Industrials 1.63%
Autoridad del Canal de Panama 4.95% 2035		400	446
DP World Crescent 4.848% 2028[4]		4,700	5,019
ENA Norte Trust 4.95% 2028		1,695	1,754
Other securities			6,539
			13,758

Financials 1.09%
Other securities			9,226

Utilities 1.03%
Other securities			8,745

Other 0.63%
Other securities			5,349

Total corporate bonds & notes			61,128

Total bonds, notes & other debt instruments (cost: $788,368,000)			790,143

Short-term securities 4.61%
Other short-term securities 2.99%
Argentinian Treasury Bills (3.88%)–2.81% 2020	ARS	307,687	7,250
Egyptian Treasury Bills 14.91%–15.75% 2019	EGP	184,300	10,494
Nigerian Treasury Bills 12.14%–14.31% 2019–2020	NGN	2,816,500	7,505
			25,249

6	American Funds Emerging Markets Bond Fund

		Value
	Shares	(000)
Money market investments 1.62%
Capital Group Central Cash Fund	136,907	$13,689

Total short-term securities (cost: $40,738,000)		38,938
Total investment securities 98.06% (cost: $829,106,000)		829,081
Other assets less liabilities 1.94%		16,403

Net assets 100.00%		$845,484

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[5]	Value at 6/30/2019 (000)	[6]	Unrealized appreciation at 6/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	203	October 2019	$40,600		$43,681		$308
10 Year Ultra U.S. Treasury Note Futures	Long	148	September 2019	14,800		20,443		447
								$755

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2019 (000)
MXN35,000	USD1,771	HSBC Bank	7/10/2019	$49
EUR820	USD928	Bank of America, N.A.	7/10/2019	5
USD8,401	EUR7,449	Bank of America, N.A.	7/10/2019	(78)
USD2,224	INR156,040	Goldman Sachs	7/11/2019	(33)
USD1,051	THB32,900	HSBC Bank	7/12/2019	(22)
USD8,720	EUR7,725	JPMorgan Chase	7/15/2019	(77)
USD1,446	ZAR21,700	JPMorgan Chase	7/15/2019	(91)
EUR115	USD131	JPMorgan Chase	7/16/2019	— [7]
USD466	EUR410	JPMorgan Chase	7/16/2019	(1)
USD1,074	EUR947	Bank of America, N.A.	7/17/2019	(4)
USD2,810	EUR2,501	JPMorgan Chase	7/17/2019	(39)
USD3,059	INR213,200	Standard Chartered Bank	7/18/2019	(22)
INR1,080	USD16	Standard Chartered Bank	7/19/2019	— [7]
USD1,113	EUR981	JPMorgan Chase	7/19/2019	(4)
USD2,147	INR149,900	Standard Chartered Bank	7/19/2019	(19)
USD617	EUR550	Morgan Stanley	7/22/2019	(9)
USD4,311	EUR3,813	Morgan Stanley	7/22/2019	(33)

American Funds Emerging Markets Bond Fund	7

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2019 (000)
ARS115,870	USD2,365	Bank of America, N.A.	7/23/2019	$256
ARS75,620	USD1,640	Bank of America, N.A.	7/23/2019	71
ARS42,400	USD902	Bank of America, N.A.	7/23/2019	57
ARS42,100	USD925	Goldman Sachs	7/23/2019	27
USD2,903	MXN55,900	Goldman Sachs	7/23/2019	2
ARS8,560	USD197	Bank of America, N.A.	7/23/2019	(3)
USD3,502	EUR3,107	Goldman Sachs	7/24/2019	(39)
TRY13,738	USD2,307	HSBC Bank	7/25/2019	29
USD1,010	EUR900	JPMorgan Chase	7/25/2019	(16)
USD2,028	EUR1,805	JPMorgan Chase	7/25/2019	(29)
USD2,049	THB64,000	HSBC Bank	7/25/2019	(40)
CZK114,211	EUR4,450	HSBC Bank	7/26/2019	38
USD937	EUR821	JPMorgan Chase	7/26/2019	1
USD409	ZAR5,850	Bank of America, N.A.	7/26/2019	(5)
USD13,409	EUR11,835	Bank of America, N.A.	7/26/2019	(81)
USD8,152	INR571,000	JPMorgan Chase	8/7/2019	(78)
TRY6,400	USD1,002	Morgan Stanley	9/27/2019	51
TRY11,680	USD1,873	Morgan Stanley	9/27/2019	49
USD479	CNH3,366	Morgan Stanley	10/11/2019	(10)
USD475	CNH3,340	Morgan Stanley	10/11/2019	(11)
USD475	CNH3,350	Citibank	10/11/2019	(13)
CNH5,890	USD870	HSBC Bank	10/11/2019	(14)
CZK22,350	USD1,000	UBS AG	10/29/2019	2
CZK2,945	USD131	JPMorgan Chase	10/29/2019	1
INR129,680	USD1,803	HSBC Bank	3/13/2020	14
USD1,811	INR130,000	JPMorgan Chase	3/13/2020	(10)
USD4,339	EUR3,755	Bank of America, N.A.	3/26/2020	(19)
				$(148)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
2.655%	3-month USD-LIBOR	12/30/2024	$36,300	$1,603	$—	$1,603
3-month USD-LIBOR	2.795%	12/30/2029	19,300	(1,463)	—	(1,463)
					$—	$140

8	American Funds Emerging Markets Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Step bond; coupon rate may change at a later date.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $93,552,000, which represented 11.06% of the net assets of the fund.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.
[7]	Amount less than one thousand.

Key to abbreviations and symbols

ARS = Argentine pesos

BRL = Brazilian reais

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DOP = Dominican pesos

EGP = Egyptian pounds

EUR/€ = Euros

IDR = Indonesian rupiah

INR = Indian rupees

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NGN = Nigerian naira

PEN = Peruvian nuevos soles

PLN = Polish zloty

RON = Romanian leu

RUB = Russian rubles

THB = Thai baht

TRY = Turkish lira

USD/$ = U.S. dollars

ZAR = South African rand

See notes to financial statements

American Funds Emerging Markets Bond Fund	9

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2019	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $829,106)		$829,081
Cash		395
Cash pledged for futures contracts		304
Cash pledged for forward currency contracts		290
Cash pledged for swap contracts		308
Cash denominated in currencies other than U.S. dollars (cost: $170)		167
Unrealized appreciation on open forward currency contracts		652
Receivables for:
Sales of fund’s shares	$3,270
Dividends and interest	14,970
Variation margin on futures contracts	4
Variation margin on swap contracts	28
Other	45	18,317
		849,514
Liabilities:
Unrealized depreciation on open forward currency contracts		800
Payables for:
Purchases of investments	29
Repurchases of fund’s shares	1,951
Dividends on fund’s shares	393
Investment advisory services	375
Services provided by related parties	66
Trustees’ deferred compensation	2
Variation margin on futures contracts	8
Variation margin on swap contracts	23
Non-U.S. taxes	344
Other	39	3,230
Net assets at June 30, 2019		$845,484

Net assets consist of:
Capital paid in on shares of beneficial interest		$869,819
Total accumulated loss		(24,335)
Net assets at June 30, 2019		$845,484

See notes to financial statements

10	American Funds Emerging Markets Bond Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (84,767 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$341,263	34,215	$9.97
Class C	22,861	2,292	9.97
Class T	10	1	9.97
Class F-1	12,889	1,292	9.97
Class F-2	205,251	20,578	9.97
Class F-3	61,260	6,142	9.97
Class 529-A	6,809	683	9.97
Class 529-C	1,119	112	9.97
Class 529-E	1,136	114	9.97
Class 529-T	11	1	9.97
Class 529-F-1	1,996	200	9.97
Class R-1	101	10	9.97
Class R-2	1,077	108	9.97
Class R-2E	651	65	9.97
Class R-3	1,550	155	9.97
Class R-4	1,105	111	9.97
Class R-5E	17,803	1,785	9.97
Class R-5	501	50	9.97
Class R-6	168,091	16,853	9.97

See notes to financial statements

American Funds Emerging Markets Bond Fund	11

Statement of operations	unaudited
for the six months ended June 30, 2019	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $127)	$29,792
Dividends	122	$29,914
Fees and expenses*:
Investment advisory services	2,196
Distribution services	491
Transfer agent services	346
Administrative services	133
Reports to shareholders	36
Registration statement and prospectus	174
Trustees’ compensation	2
Auditing and legal	44
Custodian	120
Other	26
Total fees and expenses before reimbursements	3,568
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	78
Transfer agent services fee reimbursements	14
Total fees and expenses after reimbursements		3,476
Net investment income		26,438

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $143)	(11,547)
Futures contracts	1,639
Forward currency contracts	2,037
Currency transactions	(354)	(8,225)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $160)	60,021
Futures contracts	98
Forward currency contracts	(2,140)
Swap contracts	85
Currency translations	67	58,131
Net realized loss and unrealized appreciation		49,906

Net increase in net assets resulting from operations		$76,344

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

12	American Funds Emerging Markets Bond Fund

Statements of changes in net assets	(dollars in thousands)

	Six months ended June 30, 2019*	Year ended December 31, 2018
Operations:
Net investment income	$26,438	$41,470
Net realized loss	(8,225)	(18,049)
Net unrealized appreciation (depreciation)	58,131	(61,376)
Net increase (decrease) in net assets resulting from operations	76,344	(37,955)

Distributions paid or accrued and return of capital paid to shareholders:
Distributions	(26,452)	(39,645)
Return of capital	—	(1,236)
Total distributions paid or accrued and return of capital paid to shareholders	(26,452)	(40,881)

Net capital share transactions	101,822	439,567

Total increase in net assets	151,714	360,731

Net assets:
Beginning of period	693,770	333,039
End of period	$845,484	$693,770

*	Unaudited.

See notes to financial statements

American Funds Emerging Markets Bond Fund	13

Notes to financial statements	unaudited

1. Organization

American Funds Emerging Markets Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide a high level of total return over the long term, of which current income is a large component.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

14	American Funds Emerging Markets Bond Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

American Funds Emerging Markets Bond Fund	15

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

16	American Funds Emerging Markets Bond Fund

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Funds Emerging Markets Bond Fund	17

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$729,015	$—	$729,015
Corporate bonds & notes	—	61,128	—	61,128
Short-term securities	13,689	25,249	—	38,938
Total	$13,689	$815,392	$—	$829,081

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$755	$—	$—	$755
Unrealized appreciation on open forward currency contracts	—	652	—	652
Unrealized appreciation on interest rate swaps	—	1,603	—	1,603
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(800)	—	(800)
Unrealized depreciation on interest rate swaps	—	(1,463)	—	(1,463)
Total	$755	$(8)	$—	$747

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

18	American Funds Emerging Markets Bond Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

American Funds Emerging Markets Bond Fund	19

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and

20	American Funds Emerging Markets Bond Fund

dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Emerging Markets Bond Fund	21

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $35,288,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

22	American Funds Emerging Markets Bond Fund

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $95,657,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $55,600,000.

American Funds Emerging Markets Bond Fund	23

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the six months ended, June 30, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$755	Unrealized depreciation*	$—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	652	Unrealized depreciation on open forward currency contracts	800
Swap	Interest	Unrealized appreciation*	1,603	Unrealized depreciation*	1,463
			$3,010		$2,263

		Net realized gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$1,639	Net unrealized appreciation on futures contracts	$98
Forward currency	Currency	Net realized gain on forward currency contracts	2,037	Net unrealized depreciation on forward currency contracts	(2,140)
Swap	Interest	Net realized gain on swap contracts	—	Net unrealized appreciation on swap contracts	85
			$3,676		$(1,957)

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts and interest rate swaps . For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

24	American Funds Emerging Markets Bond Fund

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2019, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America, N.A.	$389	$(190)	$—	$—	$199
Goldman Sachs	29	(29)	—	—	—
HSBC Bank	130	(76)	—	—	54
JPMorgan Chase	2	(2)	—	—	—
Morgan Stanley	100	(63)	—	—	37
UBS AG	2	—	—	—	2
Total	$652	$(360)	$—	$—	$292
Liabilities:
Bank of America, N.A.	$190	$(190)	$—	$—	$—
Citibank	13	—	—	—	13
Goldman Sachs	72	(29)	—	—	43
HSBC Bank	76	(76)	—	—	—
JPMorgan Chase	345	(2)	—	(290)	53
Morgan Stanley	63	(63)	—	—	—
Standard Chartered Bank	41	—	—	—	41
Total	$800	$(360)	$—	$(290)	$150

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

American Funds Emerging Markets Bond Fund	25

As of and during the period ended June 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Distributions in excess of ordinary income	$1,236
Late year ordinary loss deferral*	(7,696)
Capital loss carryforward†	(6,233)

*	This deferral is considered incurred in the subsequent year.
†	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$33,448
Gross unrealized depreciation on investments	(32,973)
Net unrealized appreciation on investments	475
Cost of investments	829,353

26	American Funds Emerging Markets Bond Fund

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2019					Year ended December 31, 2018
Share class	Ordinary income*		Long-term capital gains*	Total distributions paid		Ordinary income	Long-term capital gains		Return of capital		Total distributions paid
Class A	$10,389		$—	$10,389		$16,699	$49		$522		$17,270
Class C	596		—	596		920	3		29		952
Class T	—	†	—	—	†	1	—	†	—	†	1
Class F-1	394		—	394		851	2		26		879
Class F-2	6,653		—	6,653		10,356	33		324		10,713
Class F-3	1,910		—	1,910		2,498	7		78		2,583
Class 529-A	200		—	200		328	1		10		339
Class 529-C	30		—	30		48	—	†	2		50
Class 529-E	26		—	26		31	—	†	1		32
Class 529-T	—	†	—	—	†	1	—	†	—	†	1
Class 529-F-1	59		—	59		61	—	†	2		63
Class R-1	3		—	3		5	—	†	—	†	5
Class R-2	28		—	28		34	—	†	1		35
Class R-2E	18		—	18		24	—	†	1		25
Class R-3	43		—	43		67	—	†	2		69
Class R-4	33		—	33		39	—	†	1		40
Class R-5E	553		—	553		4	—	†	—	†	4
Class R-5	16		—	16		24	—	†	1		25
Class R-6	5,501		—	5,501		7,533	26		236		7,795
Total	$26,452		$—	$26,452		$39,524	$121		$1,236		$40,881

*	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2019.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on an annual rate of 0.570% of daily net assets. On March 4, 2019, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2019, decreasing the annual rate to 0.553% of daily net assets. For the six months ended June 30, 2019, the investment advisory services fee was $2,196,000, which was equivalent to an annualized rate of 0.564% of average daily net assets.

American Funds Emerging Markets Bond Fund	27

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended June 30, 2019, total fees and expenses reimbursed by CRMC were $78,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

28	American Funds Emerging Markets Bond Fund

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Emerging Markets Bond Fund	29

For the six months ended June 30, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$351		$177		$16		Not applicable
Class C	102		12		5		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	15		8		3		Not applicable
Class F-2	Not applicable		118		49		Not applicable
Class F-3	Not applicable		20		14		Not applicable
Class 529-A	7		3		2		$2
Class 529-C	5		1		—	*	—	*
Class 529-E	2		—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		1		1		1
Class R-1	—	*	—	*	—	*	Not applicable
Class R-2	3		1		—	*	Not applicable
Class R-2E	2		1		—	*	Not applicable
Class R-3	3		1		—	*	Not applicable
Class R-4	1		1		—	*	Not applicable
Class R-5E	Not applicable		2		4		Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		—	*	39		Not applicable
Total class-specific expenses	$491		$346		$133		$3

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

30	American Funds Emerging Markets Bond Fund

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2019.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended June 30, 2019.

American Funds Emerging Markets Bond Fund	31

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*			Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2019

Class A	$50,424	5,235		$8,399		867		$(22,584)	(2,341)	$36,239		3,761
Class C	5,171	535		584		61		(2,023)	(210)	3,732		386
Class T	—	—		—		—		—	—	—		—
Class F-1	3,723	386		392		40		(2,213)	(229)	1,902		197
Class F-2	67,851	7,047		6,611		682		(45,278)	(4,703)	29,184		3,026
Class F-3	14,603	1,518		1,793		185		(5,746)	(596)	10,650		1,107
Class 529-A	1,300	135		199		21		(845)	(88)	654		68
Class 529-C	219	23		30		3		(169)	(18)	80		8
Class 529-E	306	31		26		3		(15)	(2)	317		32
Class 529-T	—	—		—	†	—	†	—	—	—	†	—	†
Class 529-F-1	473	49		58		6		(98)	(10)	433		45
Class R-1	2	—	†	2		—	†	— †	— †	4		—	†
Class R-2	271	28		27		3		(37)	(4)	261		27
Class R-2E	58	6		17		2		— †	— †	75		8
Class R-3	355	37		42		4		(108)	(11)	289		30
Class R-4	227	24		32		3		(9)	(1)	250		26
Class R-5E	16,332	1,716		552		57		(33)	(3)	16,851		1,770
Class R-5	16	2		15		1		— †	— †	31		3
Class R-6	14,500	1,512		5,447		562		(19,077)	(1,980)	870		94
Total net increase (decrease)	$175,831	18,284		$24,226		2,500		$(98,235)	(10,196)	$101,822		10,588

32	American Funds Emerging Markets Bond Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2018

Class A	$180,789	17,914	$13,660	1,411		$(81,095)	(8,460)	$113,354	10,865
Class C	13,696	1,352	926	95		(7,677)	(791)	6,945	656
Class T	—	—	—	—		—	—	—	—
Class F-1	19,251	1,883	851	86		(28,102)	(2,755)	(8,000)	(786)
Class F-2	217,146	21,532	10,686	1,108		(109,497)	(11,544)	118,335	11,096
Class F-3	38,567	3,860	2,378	247		(11,966)	(1,250)	28,979	2,857
Class 529-A	4,019	399	336	35		(1,781)	(186)	2,574	248
Class 529-C	811	80	49	5		(369)	(38)	491	47
Class 529-E	490	51	32	3		(88)	(9)	434	45
Class 529-T	—	—	1	—	†	—	—	1	—	†
Class 529-F-1	991	103	62	6		(228)	(24)	825	85
Class R-1	31	3	4	1	†	(29)	(3)	6	1
Class R-2	518	51	33	4		(99)	(10)	452	45
Class R-2E	554	54	23	2		(9)	(1)	568	55
Class R-3	838	82	67	7		(277)	(30)	628	59
Class R-4	727	72	39	4		(177)	(18)	589	58
Class R-5E	116	13	2	—	†	(1)	— †	117	13
Class R-5	204	20	23	3		(29)	(3)	198	20
Class R-6	172,634	16,711	7,793	819		(7,356)	(789)	173,071	16,741
Total net increase (decrease)	$651,382	64,180	$36,965	3,836		$(248,780)	(25,911)	$439,567	42,105

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $410,374,000 and $309,368,000, respectively, during the six months ended June 30, 2019.

American Funds Emerging Markets Bond Fund	33

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2019[4,5]	$9.35	$.32	$.62	$.94
12/31/2018	10.38	.61	(1.04)	(.43)
12/31/2017	9.77	.62	.62	1.24
12/31/2016[4,9]	10.00	.40	(.24)	.16
Class C:
6/30/2019[4,5]	9.35	.28	.62	.90
12/31/2018	10.38	.53	(1.04)	(.51)
12/31/2017	9.77	.54	.62	1.16
12/31/2016[4,11]	10.19	.22	(.43)	(.21)
Class T:
6/30/2019[4,5]	9.35	.33	.62	.95
12/31/2018	10.38	.63	(1.04)	(.41)
12/31/2017[4,13]	10.22	.47	.18	.65
Class F-1:
6/30/2019[4,5]	9.35	.32	.62	.94
12/31/2018	10.38	.60	(1.04)	(.44)
12/31/2017	9.77	.62	.62	1.24
12/31/2016[4,11]	10.19	.25	(.44)	(.19)
Class F-2:
6/30/2019[4,5]	9.35	.33	.62	.95
12/31/2018	10.38	.63	(1.04)	(.41)
12/31/2017	9.77	.64	.62	1.26
12/31/2016[4,11]	10.19	.25	(.43)	(.18)
Class F-3:
6/30/2019[4,5]	9.35	.33	.62	.95
12/31/2018	10.38	.63	(1.04)	(.41)
12/31/2017[4,14]	9.91	.60	.48	1.08

34	American Funds Emerging Markets Bond Fund

Dividends, distributions and return of capital									Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)		Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[2]		Ratio of net income to average net assets[2]

$(.32)	$—		$—	$(.32)	$9.97	10.20%[6]	$341		1.02%[7]		1.00%[7]		6.69%[7]
(.58)	—	[8]	(.02)	(.60)	9.35	(4.23)	285		1.06		1.01		6.23
(.61)	(.02)		—	(.63)	10.38	12.93	203		1.25		1.01		6.00
(.37)	—		(.02)	(.39)	9.77	1.58 [6,10]	58		1.00	[7,10]	.93	[7,10]	5.74	[7,10]

(.28)	—		—	(.28)	9.97	9.76 [6]	23		1.83	[7]	1.81	[7]	5.86	[7]
(.50)	—	[8]	(.02)	(.52)	9.35	(4.98)	18		1.85		1.80		5.43
(.53)	(.02)		—	(.55)	10.38	12.08	13		2.04		1.78		5.19
(.20)	—		(.01)	(.21)	9.77	(2.09)[6]	1		.80	[6]	.73	[6]	2.26	[6]

(.33)	—		—	(.33)	9.97	10.30 [6,10]	—	[12]	.83	[7,10]	.81	[7,10]	6.88	[7,10]
(.60)	—	[8]	(.02)	(.62)	9.35	(4.02)[10]	—	[12]	.86	[10]	.81	[10]	6.45	[10]
(.47)	(.02)		—	(.49)	10.38	6.45 [6,10]	—	[12]	1.04	[7,10]	.79	[7,10]	6.20	[7,10]

(.32)	—		—	(.32)	9.97	10.16 [6]	13		1.10	[7]	1.08	[7]	6.60	[7]
(.57)	—	[8]	(.02)	(.59)	9.35	(4.29)	10		1.13		1.10		5.99
(.61)	(.02)		—	(.63)	10.38	12.87	20		1.35		1.05		5.98
(.22)	—		(.01)	(.23)	9.77	(1.86)[6]	1		.55	[6]	.46	[6]	2.54	[6]

(.33)	—		—	(.33)	9.97	10.30 [6]	205		.84	[7]	.82	[7]	6.86	[7]
(.60)	—	[8]	(.02)	(.62)	9.35	(4.01)	164		.83		.78		6.48
(.63)	(.02)		—	(.65)	10.38	13.14	67		1.04		.79		6.20
(.23)	—		(.01)	(.24)	9.77	(1.81)[6]	8		.58	[6]	.42	[6]	2.54	[6]

(.33)	—		—	(.33)	9.97	10.35 [6]	61		.79	[7]	.72	[7]	6.97	[7]
(.60)	—	[8]	(.02)	(.62)	9.35	(4.00)	47		.82		.75		6.53
(.59)	(.02)		—	(.61)	10.38	11.13 [6]	23		1.08	[7]	.80	[7]	6.19	[7]

See end of table for footnotes.

American Funds Emerging Markets Bond Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2019[4,5]	$9.35	$.31	$.62	$.93
12/31/2018	10.38	.60	(1.04)	(.44)
12/31/2017	9.77	.61	.62	1.23
12/31/2016[4,11]	10.19	.25	(.44)	(.19)
Class 529-C:
6/30/2019[4,5]	9.35	.28	.62	.90
12/31/2018	10.38	.53	(1.04)	(.51)
12/31/2017	9.77	.54	.62	1.16
12/31/2016[4,11]	10.19	.23	(.43)	(.20)
Class 529-E:
6/30/2019[4,5]	9.35	.31	.62	.93
12/31/2018	10.38	.58	(1.04)	(.46)
12/31/2017	9.77	.60	.62	1.22
12/31/2016[4,11]	10.19	.24	(.43)	(.19)
Class 529-T:
6/30/2019[4,5]	9.35	.33	.62	.95
12/31/2018	10.38	.62	(1.04)	(.42)
12/31/2017[4,13]	10.22	.47	.18	.65
Class 529-F-1:
6/30/2019[4,5]	9.35	.33	.62	.95
12/31/2018	10.38	.62	(1.04)	(.42)
12/31/2017	9.77	.63	.63	1.26
12/31/2016[4,11]	10.19	.25	(.43)	(.18)
Class R-1:
6/30/2019[4,5]	9.35	.29	.62	.91
12/31/2018	10.38	.56	(1.04)	(.48)
12/31/2017	9.77	.57	.62	1.19
12/31/2016[4,11]	10.19	.25	(.43)	(.18)

36	American Funds Emerging Markets Bond Fund

Dividends, distributions and return of capital									Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)		Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[2]		Ratio of net income to average net assets[2]

$(.31)	$—		$—	$(.31)	$9.97	10.14%[6]	$7		1.12%[7]		1.10%[7]		6.58%[7]
(.57)	—	[8]	(.02)	(.59)	9.35	(4.28)	6		1.11		1.06		6.19
(.60)	(.02)		—	(.62)	10.38	12.79	4		1.39		1.15		5.87
(.22)	—		(.01)	(.23)	9.77	(1.88)[6]	1		.56	[6]	.49	[6]	2.52	[6]

(.28)	—		—	(.28)	9.97	9.74 [6]	1		1.86	[7]	1.84	[7]	5.84	[7]
(.50)	—	[8]	(.02)	(.52)	9.35	(5.01)	1		1.87		1.82		5.42
(.53)	(.02)		—	(.55)	10.38	12.06 [10]	1		2.03	[10]	1.80	[10]	5.21	[10]
(.21)	—		(.01)	(.22)	9.77	(1.99)[6,10]	—	[12]	.72	[6,10]	.64	[6,10]	2.31	[6,10]

(.31)	—		—	(.31)	9.97	10.04 [6]	1		1.32	[7]	1.30	[7]	6.39	[7]
(.55)	—	[8]	(.02)	(.57)	9.35	(4.49)	1		1.33		1.26		6.12
(.59)	(.02)		—	(.61)	10.38	12.71	—	[12]	1.47		1.24		5.76
(.22)	—		(.01)	(.23)	9.77	(1.89)[6,10]	—	[12]	.55	[6,10]	.49	[6,10]	2.40	[6,10]

(.33)	—		—	(.33)	9.97	10.26 [6,10]	—	[12]	.89	[7,10]	.87	[7,10]	6.81	[7,10]
(.59)	—	[8]	(.02)	(.61)	9.35	(4.08)[10]	—	[12]	.92	[10]	.87	[10]	6.36	[10]
(.47)	(.02)		—	(.49)	10.38	6.40 [6,10]	—	[12]	1.10	[7,10]	.85	[7,10]	6.14	[7,10]

(.33)	—		—	(.33)	9.97	10.27 [6]	2		.89	[7]	.87	[7]	6.81	[7]
(.59)	—	[8]	(.02)	(.61)	9.35	(4.08)	1		.90		.84		6.51
(.63)	(.02)		—	(.65)	10.38	13.12	1		1.08		.85		6.11
(.23)	—		(.01)	(.24)	9.77	(1.78)[6]	—	[12]	.47	[6]	.37	[6]	2.55	[6]

(.29)	—		—	(.29)	9.97	9.91 [6,10]	—	[12]	1.58	[7,10]	1.55	[7,10]	6.15	[7,10]
(.53)	—	[8]	(.02)	(.55)	9.35	(4.76)[10]	—	[12]	1.64	[10]	1.57	[10]	5.63	[10]
(.56)	(.02)		—	(.58)	10.38	12.37 [10]	—	[12]	1.73	[10]	1.52	[10]	5.51	[10]
(.23)	—		(.01)	(.24)	9.77	(1.77)[6,10]	—	[12]	.40	[6,10]	.36	[6,10]	2.49	[6,10]

See end of table for footnotes.

American Funds Emerging Markets Bond Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2019[4,5]	$9.35	$.28	$.63	$.91
12/31/2018	10.38	.55	(1.04)	(.49)
12/31/2017	9.77	.57	.62	1.19
12/31/2016[4,11]	10.19	.23	(.43)	(.20)
Class R-2E:
6/30/2019[4,5]	9.35	.30	.62	.92
12/31/2018	10.38	.58	(1.04)	(.46)
12/31/2017	9.77	.65	.62	1.27
12/31/2016[4,11]	10.19	.25	(.43)	(.18)
Class R-3:
6/30/2019[4,5]	9.35	.30	.62	.92
12/31/2018	10.38	.58	(1.04)	(.46)
12/31/2017	9.77	.59	.63	1.22
12/31/2016[4,11]	10.19	.25	(.43)	(.18)
Class R-4:
6/30/2019[4,5]	9.35	.32	.62	.94
12/31/2018	10.38	.61	(1.04)	(.43)
12/31/2017	9.77	.63	.62	1.25
12/31/2016[4,11]	10.19	.25	(.43)	(.18)
Class R-5E:
6/30/2019[4,5]	9.35	.33	.62	.95
12/31/2018	10.38	.63	(1.04)	(.41)
12/31/2017	9.77	.65	.62	1.27
12/31/2016[4,11]	10.19	.25	(.43)	(.18)
Class R-5:
6/30/2019[4,5]	9.35	.33	.62	.95
12/31/2018	10.38	.63	(1.04)	(.41)
12/31/2017	9.77	.65	.62	1.27
12/31/2016[4,11]	10.19	.25	(.43)	(.18)

38	American Funds Emerging Markets Bond Fund

Dividends, distributions and return of capital									Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)		Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[2]		Ratio of net income to average net assets[2]

$(.29)	$—		$—	$(.29)	$9.97	9.81%[6]	$1		1.74%[7]		1.72%[7]		5.96%[7]
(.52)	—	[8]	(.02)	(.54)	9.35	(4.84)	1		1.70		1.64		5.67
(.56)	(.02)		—	(.58)	10.38	12.39 [10]	—	[12]	1.71	[10]	1.50	[10]	5.52	[10]
(.21)	—		(.01)	(.22)	9.77	(1.99)[6,10]	—	[12]	.68	[6,10]	.62	[6,10]	2.34	[6,10]

(.30)	—		—	(.30)	9.97	9.95 [6]	1		1.49	[7]	1.47	[7]	6.22	[7]
(.55)	—	[8]	(.02)	(.57)	9.35	(4.51)	1		1.48		1.42		5.89
(.64)	(.02)		—	(.66)	10.38	13.29 [10]	—	[12]	1.01	[10]	.70	[10]	6.33	[10]
(.23)	—		(.01)	(.24)	9.77	(1.77)[6,10]	—	[12]	.39	[6,10]	.35	[6,10]	2.46	[6,10]

(.30)	—		—	(.30)	9.97	10.03 [6]	2		1.33	[7]	1.31	[7]	6.37	[7]
(.55)	—	[8]	(.02)	(.57)	9.35	(4.52)	1		1.36		1.31		5.91
(.59)	(.02)		—	(.61)	10.38	12.70	1		1.52		1.27		5.73
(.23)	—		(.01)	(.24)	9.77	(1.81)[6,10]	—	[12]	.46	[6,10]	.41	[6,10]	2.47	[6,10]

(.32)	—		—	(.32)	9.97	10.17 [6]	1		1.07	[7]	1.05	[7]	6.63	[7]
(.58)	—	[8]	(.02)	(.60)	9.35	(4.26)	1		1.09		1.03		6.24
(.62)	(.02)		—	(.64)	10.38	13.03	—	[12]	1.22		.96		6.03
(.23)	—		(.01)	(.24)	9.77	(1.76)[6,10]	—	[12]	.39	[6,10]	.35	[6,10]	2.46	[6,10]

(.33)	—		—	(.33)	9.97	10.35 [6]	18		.75	[7]	.73	[7]	6.95	[7]
(.60)	—	[8]	(.02)	(.62)	9.35	(4.03)	—	[12]	.86		.76		6.90
(.64)	(.02)		—	(.66)	10.38	13.29	—	[12]	.99		.69		6.33
(.23)	—		(.01)	(.24)	9.77	(1.76)[6]	—	[12]	.39	[6]	.35	[6]	2.46	[6]

(.33)	—		—	(.33)	9.97	10.33 [6]	1		.77	[7]	.75	[7]	6.93	[7]
(.60)	—	[8]	(.02)	(.62)	9.35	(3.98)	—	[12]	.80		.74		6.54
(.64)	(.02)		—	(.66)	10.38	13.23	—	[12]	1.00		.74		6.27
(.23)	—		(.01)	(.24)	9.77	(1.76)[6]	—	[12]	.38	[6]	.34	[6]	2.47	[6]

See end of table for footnotes.

American Funds Emerging Markets Bond Fund	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income	unrealized)	operations
Class R-6:
6/30/2019[4,5]	$9.35	$.33	$.62	$.95
12/31/2018	10.38	.64	(1.04)	(.40)
12/31/2017	9.77	.64	.62	1.26
12/31/2016[4,11]	10.19	.25	(.43)	(.18)

	Six months ended June 30,	Year ended December 31		For the period 4/22/2016 to
	2019[4,5,6]	2018	2017	12/31/2016[4,6,9]
Portfolio turnover rate for all share classes	41%	38%	35%	43%

See notes to financial statements

40	American Funds Emerging Markets Bond Fund

Dividends, distributions and return of capital									Ratio of	Ratio of
Dividends (from net investment income)	Distributions (from capital gains)		Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments	expenses to average net assets after reimburse- ments[2]	Ratio of net income to average net assets[2]

$(.33)	$—		$—	$(.33)	$9.97	10.36%[6]	$167		.72%[7]	.70%[7]	6.99%[7]
(.61)	—	[8]	(.02)	(.63)	9.35	(3.95)	157		.72	.66	6.69
(.63)	(.02)		—	(.65)	10.38	13.17	—	[12]	1.00	.79	6.20
(.23)	—		(.01)	(.24)	9.77	(1.78)[6]	—	[12]	.41 [6]	.37 [6]	2.48	[6]

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of other fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	For the period April 22, 2016, commencement of operations, through December 31, 2016.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	For the period July 29, 2016, commencement of operations, through December 31, 2016.
[12]	Amount less than $1 million.
[13]	Class T and 529-T shares began investment operations on April 7, 2017.
[14]	Class F-3 shares began investment operations on January 27, 2017.

American Funds Emerging Markets Bond Fund	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2019, through June 30, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	American Funds Emerging Markets Bond Fund

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,102.02	$5.21	1.00%
Class A – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class C – actual return	1,000.00	1,097.58	9.41	1.81
Class C – assumed 5% return	1,000.00	1,015.82	9.05	1.81
Class T – actual return	1,000.00	1,103.02	4.22	.81
Class T – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class F-1 – actual return	1,000.00	1,101.57	5.63	1.08
Class F-1 – assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class F-2 – actual return	1,000.00	1,102.97	4.28	.82
Class F-2 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class F-3 – actual return	1,000.00	1,103.50	3.76	.72
Class F-3 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-A – actual return	1,000.00	1,101.42	5.73	1.10
Class 529-A – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class 529-C – actual return	1,000.00	1,097.43	9.57	1.84
Class 529-C – assumed 5% return	1,000.00	1,015.67	9.20	1.84
Class 529-E – actual return	1,000.00	1,100.37	6.77	1.30
Class 529-E – assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class 529-T – actual return	1,000.00	1,102.63	4.54	.87
Class 529-T – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 529-F-1 – actual return	1,000.00	1,102.70	4.54	.87
Class 529-F-1 – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class R-1 – actual return	1,000.00	1,099.06	8.07	1.55
Class R-1 – assumed 5% return	1,000.00	1,017.11	7.75	1.55
Class R-2 – actual return	1,000.00	1,098.07	8.95	1.72
Class R-2 – assumed 5% return	1,000.00	1,016.27	8.60	1.72
Class R-2E – actual return	1,000.00	1,099.46	7.65	1.47
Class R-2E – assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class R-3 – actual return	1,000.00	1,100.29	6.82	1.31
Class R-3 – assumed 5% return	1,000.00	1,018.30	6.56	1.31
Class R-4 – actual return	1,000.00	1,101.72	5.47	1.05
Class R-4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Class R-5E – actual return	1,000.00	1,103.46	3.81	.73
Class R-5E – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class R-5 – actual return	1,000.00	1,103.33	3.91	.75
Class R-5 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class R-6 – actual return	1,000.00	1,103.62	3.65	.70
Class R-6 – assumed 5% return	1,000.00	1,021.32	3.51	.70

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Emerging Markets Bond Fund	43

Approval of Investment Advisory and Service Agreement

American Funds Emerging Markets Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for another one-year term through April 30, 2020. The agreement was amended to modify the initial advisory fee breakpoint resulting in an overall lower advisory fee, thereby allowing the Fund to benefit from a total expense ratio reflecting reasonable scale instead of waiting until the Fund reaches that size over time. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

44	American Funds Emerging Markets Bond Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing, over the long term, a high level of total return, of which a large component is current income. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Emerging Markets Hard Currency Debt Funds Average, the J.P. Morgan EMBI Global Diversified Index, the J.P. Morgan GBI-EM Global Diversified Index, and a 50%/50% blend of the J.P. Morgan EMBI Global Diversified Index and the J.P. Morgan GBI-EM Global Diversified Index. They reviewed the results for the one-year and lifetime periods. They noted the fund’s short history and that the investment results of the fund were mixed for all periods compared to the results of these indexes while recognizing that none of the indexes is a perfect comparison given the fund’s distinguishing characteristics. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s total expenses generally compared favorably to those of other similar funds included in the Lipper Emerging Markets Hard Currency Debt Funds category though the fund’s advisory fees were higher compared to the median of the others in the category and prior to application of the amended initial breakpoint. In addition, the board reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Emerging Markets Bond Fund	45

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018 CRMC benefitted from research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

46	American Funds Emerging Markets Bond Fund

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American Funds Emerging Markets Bond Fund	47

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48	American Funds Emerging Markets Bond Fund

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American Funds Emerging Markets Bond Fund	49

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50	American Funds Emerging Markets Bond Fund

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American Funds Emerging Markets Bond Fund	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Emerging Markets Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2019, portfolio of American Funds Emerging Markets Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Emerging Markets Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Emerging Markets Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1] Portfolio manager experience as of December 31, 2018.
[2] Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3] Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4] On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Emerging Markets Bond Fund®

Investment portfolio

June 30, 2019

unaudited

Bonds, notes & other debt instruments 93.45% Bonds & notes of governments & government agencies outside the U.S. 86.22%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 3.125% 2027	$1,600	$1,663
Argentine Republic 2.25% 20201	ARS28,574	524
Argentine Republic 4.00% 20201	57,810	1,107
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 68.466% 20202	15,105	347
Argentine Republic 2.50% 20211	72,326	1,095
Argentine Republic 6.875% 2021	$6,900	6,075
Argentine Republic 5.625% 2022	1,900	1,606
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 44.503% 20222	ARS63,953	1,343
Argentine Republic 7.50% 2026	$11,300	9,537
Argentine Republic 6.875% 2027	3,400	2,737
Argentine Republic 5.875% 2028	2,000	1,526
Argentine Republic 7.82% 20333	€1,238	1,176
Argentine Republic 0% 2035	$600	23
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)3	1,484	872
Argentine Republic 6.875% 2048	380	283
Argentine Republic Inflation-Protected Security 5.83% 20331	ARS30,612	613
Bahrain (Kingdom of) 5.50% 2020	$2,860	2,907
Bahrain (Kingdom of) 5.875% 2021	650	671
Bahrain (Kingdom of) 6.125% 2023	1,980	2,094
Bahrain (Kingdom of) 6.75% 20294	520	551
Banque Centrale de Tunisie 6.75% 2023	€4,180	4,894
Banque Centrale de Tunisie 5.625% 2024	1,165	1,320
Banque Centrale de Tunisie 5.75% 2025	$425	397
Benin (Republic of) 5.75% 2026	€2,010	2,337
Brazil (Federative Republic of) 10.00% 2023	BRL18,999	5,444
Brazil (Federative Republic of) 10.00% 2025	104,648	30,808
Brazil (Federative Republic of) 10.00% 2027	22,000	6,581
Brazil (Federative Republic of) 10.00% 2029	6,500	1,977
Brazil (Federative Republic of) 6.00% 20551	6,451	2,364
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.25%) 53.225% 20242	ARS39,040	748
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 47.438% 20282	57,063	1,111
Cameroon (Republic of) 9.50% 2025	$1,600	1,741
Chile (Banco Central de) 4.50% 2026	CLP645,000	1,032
Chile (Banco Central de) 4.70% 2030	545,000	903
China Development Bank Corp., Series 1814, 4.15% 2025	CNY34,800	5,196
Colombia (Republic of) 3.875% 2027	$800	835
Colombia (Republic of), Series UVL, 3.50% 20211	COP1,682,323	602
Colombia (Republic of), Series B, 7.00% 2022	2,333,200	768
Colombia (Republic of), Series B, 6.25% 2025	37,321,400	12,074
Colombia (Republic of), Series B, 7.50% 2026	15,462,800	5,339
Colombia (Republic of), Series B, 6.00% 2028	21,410,000	6,696
Colombia (Republic of), Series B, 7.75% 2030	490,000	172
Costa Rica (Republic of) 4.25% 2023	$1,855	1,834
Costa Rica (Republic of) 4.375% 2025	785	755
Costa Rica (Republic of) 7.00% 2044	3,047	3,036
Cote d’Ivoire (Republic of) 5.375% 20244	900	910
Cote d’Ivoire (Republic of) 5.25% 2030	€4,400	4,902

American Funds Emerging Markets Bond Fund — Page 1 of 9

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 10.50% 2023	DOP39,300	$816
Dominican Republic 5.50% 2025	$2,244	2,393
Dominican Republic 6.875% 2026	1,635	1,852
Dominican Republic 6.875% 20264	1,200	1,359
Dominican Republic 9.75% 2026	DOP281,750	5,669
Dominican Republic 10.375% 2026	9,600	199
Dominican Republic 11.00% 2026	54,400	1,164
Dominican Republic 5.95% 20274	$3,600	3,893
Dominican Republic 5.95% 2027	3,087	3,338
Dominican Republic 11.25% 2027	DOP62,600	1,344
Dominican Republic 11.375% 2029	35,000	758
Dominican Republic 7.45% 2044	$2,500	2,906
Dominican Republic 6.85% 20454	600	658
Dominican Republic 6.50% 2048	692	734
Dominican Republic 6.40% 20494	2,360	2,475
Egypt (Arab Republic of) 6.125% 2022	2,000	2,066
Egypt (Arab Republic of) 5.577% 20234	2,100	2,138
Egypt (Arab Republic of) 5.577% 2023	900	917
Egypt (Arab Republic of) 14.80% 2023	EGP34,900	2,041
Egypt (Arab Republic of) 17.20% 2023	13,000	815
Egypt (Arab Republic of) 5.875% 2025	$1,800	1,840
Egypt (Arab Republic of) 4.75% 2026	€1,900	2,176
Egypt (Arab Republic of) 15.70% 2027	EGP28,100	1,689
Egypt (Arab Republic of) 6.588% 20284	$2,100	2,124
Egypt (Arab Republic of) 5.625% 2030	€1,465	1,634
Egypt (Arab Republic of) 8.50% 20474	$200	213
Egypt (Arab Republic of) 7.50% 20274	2,650	2,833
Ethiopia (Federal Democratic Republic of) 6.625% 2024	3,500	3,658
Gabonese Republic 6.375% 2024	3,080	3,060
Ghana (Republic of) 21.00% 2020	GHS2,340	444
Ghana (Republic of) 24.50% 2021	1,000	203
Ghana (Republic of) 24.75% 2021	9,871	1,997
Ghana (Republic of) 19.75% 2024	487	90
Ghana (Republic of) 19.00% 2026	9,830	1,781
Greece (Hellenic Republic of) 3.45% 2024	€4,590	5,740
Greece (Hellenic Republic of) 3.375% 2025	3,390	4,233
Greece (Hellenic Republic of) 3.75% 2028	6,100	7,713
Greece (Hellenic Republic of) 3.875% 2029	2,020	2,580
Guatemala (Republic of) 4.375% 2027	$3,125	3,129
Honduras (Republic of) 6.25% 2027	6,900	7,443
Honduras (Republic of) 6.25% 20274	2,975	3,209
India (Republic of) 6.84% 2022	INR40,000	584
India (Republic of) 7.16% 2023	310,000	4,557
India (Republic of) 7.68% 2023	70,000	1,052
India (Republic of) 7.32% 2024	150,000	2,225
India (Republic of) 8.24% 2027	447,100	6,937
India (Republic of) 7.17% 2028	125,000	1,836
India (Republic of) 7.59% 2029	303,100	4,582
India (Republic of) 7.61% 2030	72,350	1,095
Indonesia (Republic of), Series 77, 8.125% 2024	IDR59,381,000	4,439
Indonesia (Republic of), Series 59, 7.00% 2027	89,289,000	6,187
Indonesia (Republic of), Series 64, 6.125% 2028	206,529,000	13,477
Indonesia (Republic of), Series 71, 9.00% 2029	40,000,000	3,133
Indonesia (Republic of), Series 73, 8.75% 2031	42,600,000	3,284
Indonesia (Republic of), Series 65, 6.625% 2033	190,830,000	12,318

American Funds Emerging Markets Bond Fund — Page 2 of 9

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 68, 8.375% 2034	IDR24,000,000	$1,809
Indonesia (Republic of), Series 72, 8.25% 2036	57,999,000	4,337
Iraq (Republic of) 6.752% 20234	$5,505	5,668
Iraq (Republic of) 5.80% 2028	250	247
Jordan (Hashemite Kingdom of) 6.125% 2026	200	208
Jordan (Hashemite Kingdom of) 5.75% 20274	4,800	4,873
Kazahkstan (Republic of) 1.55% 2023	€410	491
Kazakhstan (Republic of) 6.50% 2045	$1,500	2,080
Kenya (Republic of) 6.875% 2024	4,725	5,040
Kenya (Republic of) 7.25% 2028	2,400	2,494
Kenya (Republic of) 7.25% 20284	1,725	1,792
Kenya (Republic of) 8.00% 20324	700	741
Kenya (Republic of) 8.25% 20484	660	689
Maharashtra (State of) 8.12% 2025	INR20,210	305
Maharashtra (State of) 7.25% 2026	100,000	1,449
Maharashtra (State of) 8.51% 2026	14,000	214
Malaysia (Federation of), Series 0217, 4.059% 2024	MYR1,930	481
Malaysia (Federation of), Series 0316, 3.90% 2026	16,367	4,036
Malaysia (Federation of), Series 0212, 3.892% 2027	11,033	2,717
Malaysia (Federation of), Series 0415, 4.254% 2035	5,600	1,396
Malaysia (Federation of), Series 0615, 4.786% 2035	2,425	640
Morocco (Kingdom of) 4.25% 2022	$3,650	3,819
Morocco (Kingdom of) 5.50% 2042	370	422
National Highways Authority of India 7.17% 2021	INR30,000	432
Nigeria (Republic of) 6.75% 2021	$3,150	3,292
Nigeria (Republic of) 6.75% 20214	1,000	1,045
Nigeria (Republic of) 16.39% 2022	NGN250,000	728
Nigeria (Republic of) 14.2% 2024	485,000	1,359
Nigeria (Republic of) 6.50% 20274	$235	236
Nigeria (Republic of) 16.288% 2027	NGN547,300	1,654
Nigeria (Republic of) 8.747% 2031	$700	781
Nigeria (Republic of) 12.40% 2036	NGN260,000	631
Nigeria (Republic of) 7.625% 2047	$2,600	2,598
Nigeria (Republic of) 7.625% 20474	205	205
Nigeria (Republic of) 9.248% 2049	1,710	1,940
Oman (Sultanate of) 5.375% 2027	1,500	1,412
Oman (Sultanate of) 5.625% 2028	500	475
Pakistan (Islamic Republic of) 5.50% 20214	700	708
Pakistan (Islamic Republic of) 8.25% 2024	2,100	2,301
Pakistan (Islamic Republic of) 8.25% 2025	1,500	1,648
Pakistan (Islamic Republic of) 6.875% 20274	1,900	1,924
Pakistan (Islamic Republic of) 6.875% 2027	200	203
Panama (Republic of) 3.75% 20264	5,585	5,786
Panama (Republic of) 4.50% 2047	1,750	1,981
Panama (Republic of) 4.50% 2050	1,170	1,315
Paraguay (Republic of) 4.625% 2023	700	737
Paraguay (Republic of) 5.00% 20264	2,400	2,631
Paraguay (Republic of) 5.00% 2026	720	789
Paraguay (Republic of) 5.60% 20484	3,555	4,026
Peru (Republic of) 5.70% 2024	PEN3,160	1,043
Peru (Republic of) 4.125% 2027	$1,965	2,191
Peru (Republic of) 6.35% 2028	PEN3,200	1,092
Peru (Republic of) 6.15% 2032	10,375	3,461
Peru (Republic of) 8.75% 2033	$820	1,326
Peru (Republic of) 5.40% 2034	PEN17,289	5,369

American Funds Emerging Markets Bond Fund — Page 3 of 9

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Poland (Republic of) 4.00% 2024	$2,800	$3,018
Poland (Republic of), Series 0420, 1.50% 2020	PLN38,814	10,421
Poland (Republic of), Series 0922, 5.75% 2022	6,200	1,867
Poland (Republic of), Series 0726, 2.50% 2026	23,777	6,488
PT Indonesia Asahan Aluminium Tbk 6.53% 20284	$350	414
Qatar (State of) 2.375% 2021	2,100	2,100
Qatar (State of) 3.875% 20234	1,810	1,901
Qatar (State of) 4.50% 20284	3,600	4,034
Qatar (State of) 5.103% 20484	2,200	2,626
Romania 3.50% 2022	RON9,000	2,136
Romania 4.75% 2025	1,560	384
Romania 2.375% 2027	€830	1,025
Romania 2.875% 2029	1,050	1,325
Romania 3.50% 2034	2,010	2,523
Romania 3.375% 2038	2,325	2,860
Romania 4.625% 2049	4,100	5,647
Russian Federation 7.50% 2021	RUB393,000	6,273
Russian Federation 7.00% 2023	1,142,990	17,983
Russian Federation 4.75% 2026	$1,000	1,067
Russian Federation 8.15% 2027	RUB779,690	12,980
Russian Federation 4.375% 20294	$7,800	8,098
Russian Federation 4.375% 2029	200	208
Russian Federation 8.50% 2031	RUB501,366	8,661
Russian Federation 7.70% 2033	46,360	752
Russian Federation 7.25% 2034	247,480	3,858
Russian Federation 5.10% 20354	$800	870
Russian Federation 5.25% 2047	6,400	7,082
Saudi Arabia (Kingdom of) 3.25% 20264	2,300	2,350
Saudi Arabia (Kingdom of) 3.625% 20284	700	720
Senegal (Republic of) 8.75% 2021	839	918
Senegal (Republic of) 6.25% 2024	1,500	1,611
Senegal (Republic of) 4.75% 2028	€6,040	6,907
Serbia (Republic of) 1.50% 2029	722	821
South Africa (Republic of) 4.665% 2024	$1,500	1,572
South Africa (Republic of) 8.25% 2032	ZAR42,000	2,781
South Africa (Republic of) 8.50% 2037	49,500	3,214
South Africa (Republic of), Series R-186, 10.50% 2026	113,770	9,136
South Africa (Republic of), Series R-214, 6.50% 2041	170,395	8,659
South Africa (Republic of), Series R-2048, 8.75% 2048	317,360	20,319
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$1,620	1,643
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	2,500	2,442
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	900	904
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	2,000	1,998
Sri Lanka (Democratic Socialist Republic of) 6.825% 20264	1,350	1,349
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	2,900	2,755
Sri Lanka (Democratic Socialist Republic of) 6.20% 20274	2,800	2,660
Sri Lanka (Democratic Socialist Republic of) 6.75% 20284	2,045	1,981
Sri Lanka (Democratic Socialist Republic of) 7.85% 20294	875	904
Thailand (Kingdom of) 1.875% 2022	THB57,500	1,881
Thailand (Kingdom of) 2.125% 2026	239,550	7,888
Thailand (Kingdom of) 2.875% 2028	160,000	5,554
Thailand (Kingdom of) 3.40% 2036	210,980	7,851
Thailand (Kingdom of) 3.30% 2038	100,000	3,677
Turkey (Republic of) 10.50% 2020	TRY3,500	578
Turkey (Republic of) 3.00% 20211	7,736	1,316

American Funds Emerging Markets Bond Fund — Page 4 of 9

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 9.20% 2021	TRY10,600	$1,560
Turkey (Republic of) 10.70% 2021	71,200	10,968
Turkey (Republic of) 8.50% 2022	10,900	1,500
Turkey (Republic of) 7.25% 2023	$2,560	2,650
Turkey (Republic of) 12.20% 2023	TRY9,600	1,454
Turkey (Republic of) 2.00% 20241	14,656	2,285
Turkey (Republic of) 5.75% 2024	$800	782
Turkey (Republic of) 9.00% 2024	TRY8,125	1,043
Turkey (Republic of) 7.375% 2025	$800	828
Turkey (Republic of) 2.70% 20261	TRY9,252	1,466
Turkey (Republic of) 4.25% 2026	$2,950	2,583
Turkey (Republic of) 4.875% 2026	3,400	3,051
Turkey (Republic of) 6.125% 2028	3,420	3,232
Turkey (Republic of) 7.625% 2029	1,400	1,437
Turkey (Republic of) 4.875% 2043	915	714
Turkey (Republic of) 5.75% 2047	6,135	5,158
Ukraine Government 7.75% 2021	3,800	3,980
Ukraine Government 8.994% 2024	2,670	2,915
Ukraine Government 6.75% 2026	€3,448	4,163
United Mexican States 4.15% 2027	$1,030	1,081
United Mexican States 4.00% 20461	MXN74,061	4,178
United Mexican States 5.75% 2110	$948	1,038
United Mexican States, Series M, 6.50% 2022	MXN65,000	3,302
United Mexican States, Series M, 8.00% 2023	89,300	4,755
United Mexican States, Series M20, 10.00% 2024	27,000	1,570
United Mexican States, Series M, 5.75% 2026	185,800	8,811
United Mexican States, Series M, 7.50% 2027	37,000	1,926
United Mexican States, Series M20, 8.50% 2029	231,000	12,808
United Mexican States, Series M, 7.75% 2034	60,000	3,142
Uruguay (Oriental Republic of) 9.875% 2022	UYU29,576	841
Uruguay (Oriental Republic of) 4.375% 20281	46,182	1,386
Uruguay (Oriental Republic of) 8.50% 2028	68,920	1,641
Venezuela (Bolivarian Republic of) 7.00% 20185	$225	57
Venezuela (Bolivarian Republic of) 7.75% 20195	4,983	1,327
Venezuela (Bolivarian Republic of) 6.00% 20205	3,353	910
Venezuela (Bolivarian Republic of) 12.75% 20225	300	87
Venezuela (Bolivarian Republic of) 9.00% 20235	4,895	1,346
Venezuela (Bolivarian Republic of) 8.25% 20245	2,276	626
Venezuela (Bolivarian Republic of) 7.65% 20255	450	123
Venezuela (Bolivarian Republic of) 11.75% 20265	225	65
Venezuela (Bolivarian Republic of) 9.25% 20275	3,060	895
Venezuela (Bolivarian Republic of) 9.25% 20285	1,129	309
Venezuela (Bolivarian Republic of) 11.95% 20315	377	109
Venezuela (Bolivarian Republic of) 7.00% 20385	377	100
		729,015
Corporate bonds & notes 7.23% Energy 2.85%
KazMunayGas National Co. JSC 4.75% 2027	3,300	3,544
Petrobras Global Finance Co. 8.75% 2026	2,950	3,649
Petrobras Global Finance Co. 7.25% 2044	1,246	1,397
Petróleos Mexicanos 7.19% 2024	MXN93,770	4,081
Petróleos Mexicanos 6.875% 2026	$950	962
Petróleos Mexicanos 7.47% 2026	MXN177,870	7,368
Petróleos Mexicanos 6.50% 2029	$1,863	1,807

American Funds Emerging Markets Bond Fund — Page 5 of 9

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.75% 2047	$1,190	$1,063
Petróleos Mexicanos 6.35% 2048	208	179
		24,050
Industrials 1.63%
Autoridad del Canal de Panama 4.95% 2035	400	446
Dianjian Haiyu Ltd. 3.50% (undated)3	800	791
DP World Crescent 4.848% 20284	4,700	5,019
ENA Norte Trust 4.95% 2028	1,695	1,754
Mexican Government 5.50% 2046	2,088	2,091
Mexican Government 5.50% 2047	3,652	3,657
		13,758
Financials 1.09%
Bangkok Bank PCL 4.05% 20244	2,300	2,425
Bangkok Bank PCL 4.45% 20284	2,000	2,180
HDFC Bank Ltd. 8.10% 2025	INR30,000	434
Industrial and Commercial Bank of China Ltd. 3.538% 2027	$2,900	2,972
Leader Goal International Ltd. 4.25% (undated)3	1,200	1,215
		9,226
Utilities 1.03%
Cemig Geração e Transmissão SA 9.25% 2024	1,085	1,248
Cemig Geração e Transmissão SA 9.25% 20244	835	960
Enel Chile SA 4.875% 2028	3,250	3,559
Enersis Américas SA 4.00% 2026	615	636
State Grid Overseas Investment Ltd. 3.50% 20274	2,260	2,342
		8,745
Materials 0.43%
Cydsa, S.A.B. de C.V. 6.25% 2027	900	903
Suzano Austria GmbH 5.00% 20304	2,000	2,032
Vale SA 6.25% 2026	625	713
		3,648
Consumer discretionary 0.20%
Alibaba Group Holding Ltd. 2.50% 2019	1,700	1,701
Total corporate bonds & notes		61,128
Total bonds, notes & other debt instruments (cost: $788,368,000)		790,143
Short-term securities 4.61% Other short-term securities 2.99%
Argentinian Treasury Bills (3.88%)-2.81% due 4/30/2020-7/31/2020	ARS307,687	7,250
Egyptian Treasury Bills 14.91%-15.75% due 8/20/2019-12/31/2019	EGP184,300	10,494
Nigerian Treasury Bills 12.14%-14.31% due 8/1/2019-2/27/2020	NGN2,816,500	7,505
		25,249

American Funds Emerging Markets Bond Fund — Page 6 of 9

unaudited

Short-term securities (continued) Money market investments 1.62%	Shares	Value (000)
Capital Group Central Cash Fund	136,907	$13,689
Total short-term securities (cost: $40,738,000)		38,938
Total investment securities 98.06% (cost: $829,106,000)		829,081
Other assets less liabilities 1.94%		16,403
Net assets 100.00%		$845,484

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount6 (000)	Value at 6/30/20197 (000)	Unrealized appreciation at 6/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	203	October 2019	$40,600	$43,681	$308
10 Year Ultra U.S. Treasury Note Futures	Long	148	September 2019	14,800	20,443	447
						$755

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2019 (000)
Purchases (000)	Sales (000)
MXN35,000	USD1,771	HSBC Bank	7/10/2019	$49
EUR820	USD928	Bank of America, N.A.	7/10/2019	5
USD8,401	EUR7,449	Bank of America, N.A.	7/10/2019	(78)
USD2,224	INR156,040	Goldman Sachs	7/11/2019	(33)
USD1,051	THB32,900	HSBC Bank	7/12/2019	(22)
USD8,720	EUR7,725	JPMorgan Chase	7/15/2019	(77)
USD1,446	ZAR21,700	JPMorgan Chase	7/15/2019	(91)
EUR115	USD131	JPMorgan Chase	7/16/2019	—8
USD466	EUR410	JPMorgan Chase	7/16/2019	(1)
USD1,074	EUR947	Bank of America, N.A.	7/17/2019	(4)
USD2,810	EUR2,501	JPMorgan Chase	7/17/2019	(39)
USD3,059	INR213,200	Standard Chartered Bank	7/18/2019	(22)
INR1,080	USD16	Standard Chartered Bank	7/19/2019	—8
USD1,113	EUR981	JPMorgan Chase	7/19/2019	(4)
USD2,147	INR149,900	Standard Chartered Bank	7/19/2019	(19)
USD617	EUR550	Morgan Stanley	7/22/2019	(9)
USD4,311	EUR3,813	Morgan Stanley	7/22/2019	(33)
ARS115,870	USD2,365	Bank of America, N.A.	7/23/2019	256
ARS75,620	USD1,640	Bank of America, N.A.	7/23/2019	71
ARS42,400	USD902	Bank of America, N.A.	7/23/2019	57
ARS42,100	USD925	Goldman Sachs	7/23/2019	27
USD2,903	MXN55,900	Goldman Sachs	7/23/2019	2
ARS8,560	USD197	Bank of America, N.A.	7/23/2019	(3)
USD3,502	EUR3,107	Goldman Sachs	7/24/2019	(39)
TRY13,738	USD2,307	HSBC Bank	7/25/2019	29
USD1,010	EUR900	JPMorgan Chase	7/25/2019	(16)
USD2,028	EUR1,805	JPMorgan Chase	7/25/2019	(29)
USD2,049	THB64,000	HSBC Bank	7/25/2019	(40)
CZK114,211	EUR4,450	HSBC Bank	7/26/2019	38

American Funds Emerging Markets Bond Fund — Page 7 of 9

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2019 (000)
Purchases (000)	Sales (000)
USD937	EUR821	JPMorgan Chase	7/26/2019	$1
USD409	ZAR5,850	Bank of America, N.A.	7/26/2019	(5)
USD13,409	EUR11,835	Bank of America, N.A.	7/26/2019	(81)
USD8,152	INR571,000	JPMorgan Chase	8/7/2019	(78)
TRY6,400	USD1,002	Morgan Stanley	9/27/2019	51
TRY11,680	USD1,873	Morgan Stanley	9/27/2019	49
USD479	CNH3,366	Morgan Stanley	10/11/2019	(10)
USD475	CNH3,340	Morgan Stanley	10/11/2019	(11)
USD475	CNH3,350	Citibank	10/11/2019	(13)
CNH5,890	USD870	HSBC Bank	10/11/2019	(14)
CZK22,350	USD1,000	UBS AG	10/29/2019	2
CZK2,945	USD131	JPMorgan Chase	10/29/2019	1
INR129,680	USD1,803	HSBC Bank	3/13/2020	14
USD1,811	INR130,000	JPMorgan Chase	3/13/2020	(10)
USD4,339	EUR3,755	Bank of America, N.A.	3/26/2020	(19)
				$(148)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
2.655%	3-month USD-LIBOR	12/30/2024	$36,300	$1,603	$—	$1,603
3-month USD-LIBOR	2.795%	12/30/2029	19,300	(1,463)	—	(1,463)
					$—	$140

1	Index-linked bond whose principal amount moves with a government price index.
2	Coupon rate may change periodically.
3	Step bond; coupon rate may change at a later date.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $93,552,000, which represented 11.06% of the net assets of the fund.
5	Scheduled interest and/or principal payment was not received.
6	Notional amount is calculated based on the number of contracts and notional contract size.
7	Value is calculated based on the notional amount and current market price.
8	Amount less than one thousand.

American Funds Emerging Markets Bond Fund — Page 8 of 9

unaudited

Key to abbreviations and symbols
ARS = Argentine pesos	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CLP = Chilean pesos	NGN = Nigerian naira
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	RON = Romanian leu
DOP = Dominican pesos	RUB = Russian rubles
EGP = Egyptian pounds	THB = Thai baht
EUR/€ = Euros	TRY = Turkish lira
GHS = Ghanaian cedi	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand
LIBOR = London Interbank Offered Rate

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-114-0819O-S73069	American Funds Emerging Markets Bond Fund — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS EMERGING MARKETS BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 30, 2019